CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (TAT Technologies Ltd. [Member], USD $) In Thousands, except Share data, unless otherwise specified	TAT Technologies Ltd. [Member] USD ($)	Share Capital [Member] TAT Technologies Ltd. [Member] USD ($)	Additional Paid-in Capital [Member] TAT Technologies Ltd. [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] TAT Technologies Ltd. [Member] USD ($)	Treasury Stock [Member] TAT Technologies Ltd. [Member] USD ($)	Retained Earnings [Member] TAT Technologies Ltd. [Member] USD ($)	Noncontrolling Interest [Member] TAT Technologies Ltd. [Member] USD ($)
Balance at Dec. 31, 2008	$ 104,777	$ 2,204	$ 39,476	$ (763)		$ 35,160	$ 28,700
Balance, shares at Dec. 31, 2008		6,552,671
Net income (loss)	2,100					1,753	347
Other comprehensive income (loss):
Foreign currency translation	(313)			(293)			(20)
Reclassification adjustment on marketable securities	147			112			35
Total comprehensive income (loss)	1,934
Purchase of treasury shares	(2,018)				(2,018)
Purchase of treasury shares, shares		(258,040)
Share based compensation expense	967		829				138
Cash dividends	(6,265)					(6,265)
Dividend paid to non- controlling interest	(1,266)						(1,266)
Issuance of shares to non- controlling interest (see note 3(a) (1)	(523)	586	24,085				(25,194)
Issuance of shares to non- controlling interest (see note 3(a) (1), shares		2,520,372
Balance at Dec. 31, 2009		2,790	64,390	(944)	(2,018)	30,648	2,740
Balance, shares at Dec. 31, 2009		8,815,003
Net income (loss)	(7,263)					(7,386)	123
Other comprehensive income (loss):
Foreign currency translation	708			522			186
Reclassification adjustment on marketable securities	11			8			3
Total comprehensive income (loss)	(6,544)
Share based compensation expense	49		49
Balance at Dec. 31, 2010	91,111	2,790	64,439	(414)	(2,018)	23,262	3,052
Balance, shares at Dec. 31, 2010		8,815,003
Net income (loss)	(1,083)					(1,030)	(53)
Other comprehensive income (loss):
Foreign currency translation	(819)			(614)			(205)
Reclassification adjustment on marketable securities	(11)			(8)			(3)
Total comprehensive income (loss)	(1,913)
Share based compensation expense	(37)		(37)
Balance at Dec. 31, 2011	$ 89,161	$ 2,790	$ 64,402	$ (1,036)	$ (2,018)	$ 22,232	$ 2,791
Balance, shares at Dec. 31, 2011		8,815,003